Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth compensation information and financial performance measures for the most recent fiscal year. We have elected to follow the scaled disclosure requirements applicable to Smaller Reporting Companies with respect to the Pay Versus Performance Table. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Pay Versus Performance Table

Year(s) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2) (e)	Value of Initial Fixed $100 Based On Total Shareholder Return(3) (f)	Net (Loss) (g)
2023	$2,878,984	$3,778,299	$2,883,614	$3,431,320	$100.292	$(79,471,599)
2022	$1,310,904	$1,310,904	$3,179,354	$3,226,933	$104.111	$(724,977)

(1)	For 2023, the PEO is Charles Wheeler and the Non-PEO named executive officers are Spencer Mash and Matthew Murphy.

(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:

(3)	Total Shareholder Return, or “TSR,” is determined based on the value of an initial fixed investment of $100 on May 19, 2022. Reflects the cumulative shareholder return over the period, computed in accordance with SEC rules, assuming an investment of $100 in our Class P-I Shares at a price per share equal to the MSV of our Class P-I Shares on May 19, 2022 and the measurement end point of the price of our Class P-I Shares on December 31, 2022. The price of our Class P-I Shares on May 19, 2022 was $8.798 and the price of our Class P-I Shares on December 31, 2022 was $8.801. Cumulative shareholder return is being calculated over the measurement period (1) beginning on May 19, 2022, the date of the Acquisition, and the date on which we began to compensate our named executive officers and (2) ending on December 31, 2022.

	2023	2023
	PEO	Non-PEO (Average)
SCT Total Comp	$2,878,984	$2,883,614
Subtract: Grant date fair value of equity awards granted during the covered year	(2,128,984)	(1,683,834)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	3,028,299	2,395,111
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	0	0
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	0	0
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	(163,571)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0
Compensation Actually Paid	$3,778,299	$3,431,320

We generally seek to incentivize long-term performance and, therefore, do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K).

Named Executive Officers, Footnote [Text Block]
(1)	For 2023, the PEO is Charles Wheeler and the Non-PEO named executive officers are Spencer Mash and Matthew Murphy.

PEO Total Compensation Amount		$ 2,878,984	$ 1,310,904
PEO Actually Paid Compensation Amount	[1],[2]	$ 3,778,299	1,310,904
Adjustment To PEO Compensation, Footnote [Text Block]

	2023	2023
	PEO	Non-PEO (Average)
SCT Total Comp	$2,878,984	$2,883,614
Subtract: Grant date fair value of equity awards granted during the covered year	(2,128,984)	(1,683,834)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	3,028,299	2,395,111
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	0	0
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	0	0
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	(163,571)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0
Compensation Actually Paid	$3,778,299	$3,431,320

Non-PEO NEO Average Total Compensation Amount		$ 2,883,614	3,179,354
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,431,320	3,226,933
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023	2023
	PEO	Non-PEO (Average)
SCT Total Comp	$2,878,984	$2,883,614
Subtract: Grant date fair value of equity awards granted during the covered year	(2,128,984)	(1,683,834)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	3,028,299	2,395,111
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	0	0
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	0	0
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	0	0
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	0	(163,571)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	0	0
Compensation Actually Paid	$3,778,299	$3,431,320

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]	$ 100.292	104.111
Net Income (Loss) Attributable to Parent		(79,471,599)	$ (724,977)
PEO [Member] | Subtract: Grant date fair value of equity awards granted during the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,128,984)
PEO [Member] | Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,028,299
PEO [Member] | Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add: Fair value as of vesting date of equity awards that were granted and vested in same year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
PEO [Member] | Charles Wheeler [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Charles Wheeler
Non-PEO NEO [Member] | Subtract: Grant date fair value of equity awards granted during the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,683,834)
Non-PEO NEO [Member] | Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,395,111
Non-PEO NEO [Member] | Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Add: Fair value as of vesting date of equity awards that were granted and vested in same year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(163,571)
Non-PEO NEO [Member] | Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Non-PEO NEO [Member] | Spencer Mash [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Spencer Mash
Non-PEO NEO [Member] | Matthew Murphy [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Matthew Murphy

[1]	For 2023, the PEO is Charles Wheeler and the Non-PEO named executive officers are Spencer Mash and Matthew Murphy.
[2]	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:
[3]	Total Shareholder Return, or “TSR,” is determined based on the value of an initial fixed investment of $100 on May 19, 2022. Reflects the cumulative shareholder return over the period, computed in accordance with SEC rules, assuming an investment of $100 in our Class P-I Shares at a price per share equal to the MSV of our Class P-I Shares on May 19, 2022 and the measurement end point of the price of our Class P-I Shares on December 31, 2022. The price of our Class P-I Shares on May 19, 2022 was $8.798 and the price of our Class P-I Shares on December 31, 2022 was $8.801. Cumulative shareholder return is being calculated over the measurement period (1) beginning on May 19, 2022, the date of the Acquisition, and the date on which we began to compensate our named executive officers and (2) ending on December 31, 2022.